Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies [Abstract]
Schedule of future minimum payments under non-cancelable operating leases
Years Ending December 31,	RMB	US$ (Note 2(d))
2017	67,381	9,705
2018	55,506	7,995
2019	42,934	6,184
2020	37,166	5,353
2021 and thereafter	15,609	2,248
Total	218,596	31,485